Segment Information - Schedule of Segment Information (Details) (USD $)	3 Months Ended		12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Apr. 30, 2012
Revenue		$ 357,216
Expenses	3,651,655	(10,598,517)
Net income (loss)	(3,651,655)	10,960,790
Oil and gas assets		18,040,460	23,409
Property and equipment	7,244	7,283
Oil and gas asset additions		202,800
Oil and gas asset impairment			16,380,166
Property and equipment additions		3,709
Canada [Member]
Revenue
Expenses	241,527	291,963
Net income (loss)	(241,527)	(291,963)
Oil and gas assets	100,000	1,303,158
Property and equipment
Oil and gas asset additions
Oil and gas asset impairment
Property and equipment additions
USA [Member]
Revenue		362,273
Expenses	3,410,128	(10,890,480)
Net income (loss)	(3,410,128)	11,252,753
Oil and gas assets	1,012,281	16,737,302
Property and equipment	7,244	3,431
Oil and gas asset additions		202,800
Oil and gas asset impairment
Property and equipment additions		$ 3,709